12. Deferred taxes (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
DeferredTaxesLineItems [Line Items]
Total deferred taxes - assets at beginnig	R$ 73,822
Statement of operations	35,656
Accumulated profits
Exchange Rate change	(56)
Reclassification	(49,613)
Total deferred taxes - assets at ending	59,809
Total deferred taxes - liabilities at beginnig	227,290
Unrealized	(66,642)
Accumulated Profits	278
Exchange Rate Change
Reclassification	49,613
Total deferred taxes - liabilities at ending	244,041
Total effect deferred taxes - income, Statement of operations	32,694
Total effect deferred taxes - income, Reclassification	(30,986)
Allowance for expenses loss on trade receivables and other credits [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - assets at beginnig	196
Statement of operations	1,762
Accumulated profits
Exchange Rate change
Reclassification
Total deferred taxes - assets at ending	1,958
Total deferred taxes - liabilities at beginnig
Unrealized
Accumulated Profits
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending
Provision for legal proceedings and tax liabilities [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - assets at beginnig	916
Statement of operations	(220)
Accumulated profits
Exchange Rate change
Reclassification
Total deferred taxes - assets at ending	696
Total deferred taxes - liabilities at beginnig	93,221
Unrealized	(2,170)
Accumulated Profits
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending	91,051
Unrealized Intercompany Profits [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - assets at beginnig	49,613
Statement of operations
Accumulated profits
Exchange Rate change
Reclassification	(49,613)
Total deferred taxes - assets at ending
Total deferred taxes - liabilities at beginnig
Unrealized	18,498
Accumulated Profits
Exchange Rate Change
Reclassification	49,613
Total deferred taxes - liabilities at ending
Allowance for expenses loss on trade receivables and other credits [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	72,649
Unrealized	(15,911)
Accumulated Profits
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending	56,738
Breakage Provision [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	(172,869)
Unrealized	(23,337)
Accumulated Profits
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending	(196,206)
Provision for losses on other credits [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	143,350
Unrealized
Accumulated Profits
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending	143,350
Provisions For Aircrafts Redelivery [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	62,642
Unrealized	83,597
Accumulated Profits
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending	146,239
Derivative Transactions [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	5,335
Unrealized	(47,489)
Accumulated Profits
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending	(42,154)
Slots [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	(353,226)
Unrealized
Accumulated Profits
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending	(353,226)
Depreciation Of Engines and Parts For Aircraft Maintenance [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	(174,129)
Unrealized	(9,848)
Accumulated Profits
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending	(183,977)
Goodwill [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	(127,659)
Unrealized
Accumulated Profits
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending	(127,659)
Aircraft Leases and Other [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	30,956
Unrealized	33,145
Accumulated Profits	278
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending	64,379
Other [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - liabilities at beginnig	113,038
Unrealized	(23,725)
Accumulated Profits
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending	89,313
Controlled subsidiary GLA and Smiles [Member] | Income Tax losses carry forward [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - assets at beginnig	16,983
Statement of operations	25,868
Accumulated profits
Exchange Rate change	(56)
Reclassification
Total deferred taxes - assets at ending	42,795
Total deferred taxes - liabilities at beginnig	58,384
Unrealized	(58,384)
Accumulated Profits
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending
Controlled subsidiary GLA and Smiles [Member] | Negative basis Of social contribution [Member]
DeferredTaxesLineItems [Line Items]
Total deferred taxes - assets at beginnig	6,114
Statement of operations	8,246
Accumulated profits
Exchange Rate change
Reclassification
Total deferred taxes - assets at ending	14,360
Total deferred taxes - liabilities at beginnig	21,018
Unrealized	(21,018)
Accumulated Profits
Exchange Rate Change
Reclassification
Total deferred taxes - liabilities at ending